STATUTORY RESERVES AND RESTRICTED NET ASSETS (Tables)	12 Months Ended
Aug. 31, 2020
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Schedule of Statutory Reserves and Restricted Net Assets

	As of August 31
	2019	2020
	RMB	RMB
Paid in capital	682,000	645,662
Additional paid in capital	124,151	113,492
Statutory reserves	2,396	3,118
Retained earnings	853,039	1,172,995
Total	1,661,586	1,935,267